Restricted Cash	12 Months Ended
Dec. 31, 2018
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Restricted Cash

11. RESTRICTED CASH

Restricted cash of R$ 91 on December 31, 2018, comprises mainly the amount deposited in a guarantee account by Cemig GT in relation to guarantees of power purchase agreements with Saesa, Eletronorte and Copel and the amount of R$ 106 on December, 31, 2017 referred to guarantee for settlement of the put option on shares in RME, and was used in full in the settlement of that put option on November 30, 2018 (more details in Note 32).